Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2025
Stockholders Equity Note [Abstract]
Summary of Warrants Outstanding
As of September 30, 2025, the Company had the following warrants outstanding:

September 30, 2025
May 2024 Series A Warrants	48,285
May 2024 Series B Warrants	3,093,708
March 2025 Pre-Funded Warrants	2,611,809

Total	5,753,802